UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03591

Calvert Variable Series, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert VP SRI Balanced Portfolio

Class F  CVPSBF

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$47	0.89%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$425,475,957
# of Portfolio Holdings	481
Portfolio Turnover Rate	74%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Common Stocks
60.4%
Corporate Bonds
11.7%
U.S. Government Agency Mortgage-Backed Securities
8.7%
Asset-Backed Securities
4.9%
Commercial Mortgage-Backed Securities
4.2%
Short-Term Investments
3.7%
U.S. Treasury Obligations
3.6%
Collateralized Mortgage Obligations
1.2%
Other†
1.6%

Value	Value
OtherFootnote Reference†	1.6%
Collateralized Mortgage Obligations	1.2%
U.S. Treasury Obligations	3.6%
Short-Term Investments	3.7%
Commercial Mortgage-Backed Securities	4.2%
Asset-Backed Securities	4.9%
U.S. Government Agency Mortgage-Backed Securities	8.7%
Corporate Bonds	11.7%
Common Stocks	60.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.3%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class C	3.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.1%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 4.00%, 30-Year, TBA	2.3%
AbbVie, Inc.	1.6%
Walmart, Inc.	1.6%
Alphabet, Inc., Class A	1.5%
Total	30.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPSBF-TSR-SAR

Calvert VP SRI Balanced Portfolio

Class I  CVPSBI

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert VP SRI Balanced Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.64%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$425,475,957
# of Portfolio Holdings	481
Portfolio Turnover Rate	74%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	1.6%
Collateralized Mortgage Obligations	1.2%
U.S. Treasury Obligations	3.6%
Short-Term Investments	3.7%
Commercial Mortgage-Backed Securities	4.2%
Asset-Backed Securities	4.9%
U.S. Government Agency Mortgage-Backed Securities	8.7%
Corporate Bonds	11.7%
Common Stocks	60.4%
Footnote	Description
Footnote†	Investment types less than 1% each

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	5.3%
NVIDIA Corp.	4.4%
Apple, Inc.	4.0%
Alphabet, Inc., Class C	3.3%
Uniform Mortgage-Backed Security, 5.00%, 30-Year, TBA	3.1%
Amazon.com, Inc.	2.9%
Uniform Mortgage-Backed Security, 4.00%, 30-Year, TBA	2.3%
AbbVie, Inc.	1.6%
Walmart, Inc.	1.6%
Alphabet, Inc., Class A	1.5%
Total	30.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPSBI-TSR-SAR

Calvert VP SRI Mid Cap Portfolio

CVPSMC

Semi-Annual Shareholder Report June 30, 2024

This semi-annual shareholder report contains important information about the Calvert VP SRI Mid Cap Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at www.eatonvance.com/variable-portfolios.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?Footnote Reference1

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Calvert VP SRI Mid Cap Portfolio	$50	0.99%
Footnote	Description
Footnote[1]	Does not reflect expenses and charges that are, or may be, imposed under the variable annuity contract or variable life insurance separate account or qualified pension or retirement plan through which your investment in the Fund is made.

Key Fund Statistics

Total Net Assets	$24,809,437
# of Portfolio Holdings	59
Portfolio Turnover Rate	20%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
19.3%
Consumer Discretionary
14.9%
Information Technology
14.6%
Financials
14.2%
Health Care
9.3%
Real Estate
8.1%
Utilities
5.3%
Materials
5.1%
Consumer Staples
5.0%
Short-Term Investments
4.2%

Value	Value
Short-Term Investments	4.2%
Consumer Staples	5.0%
Materials	5.1%
Utilities	5.3%
Real Estate	8.1%
Health Care	9.3%
Financials	14.2%
Information Technology	14.6%
Consumer Discretionary	14.9%
Industrials	19.3%

Top Ten Holdings (% of total investments)Footnote Referencea

AptarGroup, Inc.	3.1%
Motorola Solutions, Inc.	3.0%
Tradeweb Markets, Inc., Class A	2.7%
CMS Energy Corp.	2.7%
Aramark	2.7%
Alliant Energy Corp.	2.6%
Equity LifeStyle Properties, Inc.	2.5%
AMETEK, Inc.	2.5%
Lamar Advertising Co., Class A	2.5%
VeriSign, Inc.	2.4%
Total	26.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/variable-portfolios.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2024

CVPSMC-TSR-SAR

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
VP SRI Balanced Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Calvert
VP SRI Balanced Portfolio

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 5.1%

Security	Principal Amount (000's omitted)*	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.11%, 12/20/30(1)	100	$ 99,488
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	430	375,928
Cologix Data Centers U.S. Issuer LLC:
Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	549,926
Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	320,653
Conn's Receivables Funding LLC, Series 2022-A, Class C, 0.00%, 12/15/26(1)	556	531,197
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	256,945
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	80	75,783
Diamond Infrastructure Funding LLC:
Series 2021-1A, Class A, 1.76%, 4/15/49(1)	415	374,745
Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	89,333
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	705,864
Driven Brands Funding LLC:
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	84	82,529
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	84	82,090
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(1)	530	529,437
ExteNet LLC:
Series 2019-1A, Class A2, 3.204%, 7/25/49(1)	345	344,243
Series 2019-1A, Class B, 4.14%, 7/25/49(1)	55	54,855
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	272	256,430
FMC GMSR Issuer Trust:
Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(2)	100	89,702
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	420	377,134
Series 2022-GT1, Class A, 6.19%, 4/25/27(1)	100	97,506
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	350	355,514
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	167	162,479
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	191	152,244
Hardee's Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	174	158,172
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/38(1)	162	147,252
Jersey Mike's Funding LLC, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	279	268,416
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	55	53,959
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	62	61,566
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	96	95,948
LL ABS Trust, Series 2022-1A, Class B, 5.05%, 11/15/29(1)	89	88,580
Security	Principal Amount (000's omitted)*		Value
Loanpal Solar Loan Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)		68	$ 40,294
Marlette Funding Trust, Series 2023-1A, Class A, 6.07%, 4/15/33(1)		102	102,249
MetroNet Infrastructure Issuer LLC:
Series 2024-1A, Class A2, 6.23%, 4/20/54(1)		222	224,762
Series 2024-1A, Class B, 7.59%, 4/20/54(1)		67	67,849
Mill City Solar Loan Ltd., Series 2020-1A, Class C, 2.00%, 6/20/47(1)		140	89,872
Mosaic Solar Loan Trust:
Series 2019-1A, Class A, 4.37%, 12/21/43(1)		146	135,879
Series 2019-2A, Class B, 3.28%, 9/20/40(1)		341	301,365
Series 2020-1A, Class A, 2.10%, 4/20/46(1)		41	35,290
Series 2020-1A, Class B, 3.10%, 4/20/46(1)		41	34,903
Series 2020-2A, Class A, 1.44%, 8/20/46(1)		74	62,422
Series 2020-2A, Class B, 2.21%, 8/20/46(1)		88	72,735
Series 2021-1A, Class C, 2.25%, 12/20/46(1)		368	326,409
Series 2021-3A, Class C, 1.77%, 6/20/52(1)		95	79,390
Series 2022-2A, Class D, 8.29%, 1/21/53(1)		100	37,017
Neighborly Issuer LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)		378	339,079
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)		260	259,261
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)		223	208,383
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)		495	484,674
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)		29	28,330
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)		338	320,202
Series 2021-C, Class A, 2.18%, 10/8/31(1)		1,850	1,759,077
Series 2021-C, Class B, 2.67%, 10/8/31(1)		220	208,198
Series 2022-2, Class C, 9.36%, 10/9/29(1)		125	125,773
Series 2022-3, Class B, 8.533%, 1/8/30(1)		277	278,434
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)		675	674,470
Pagaya AI Debt Selection Trust:
Series 2021-2, 3.00%, 1/25/29(1)		69	67,883
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)		29	28,962
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)		267	244,774
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)		378	379,015
Prodigy Finance CM DAC, Series 2021-1A, Class A, 6.71%, (1 mo. SOFR + 1.364%), 7/25/51(1)(3)		78	78,061
Retained Vantage Data Centers Issuer LLC:
Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)		469	453,509
Series 2023-1A, Class A2B, 5.25%, 9/15/48(1)	CAD	150	106,098
ServiceMaster Funding LLC:
Series 2020-1, Class A2I, 2.841%, 1/30/51(1)		152	135,317
Series 2020-1, Class A2II, 3.337%, 1/30/51(1)		172	144,973

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
SERVPRO Master Issuer LLC:
Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	907	$ 862,523
Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	170	171,192
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	23	22,493
SolarCity LMC I LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	126	121,348
Sonic Capital LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	502	477,391
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	151	138,218
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	247	235,053
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	45	41,903
Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44(1)(4)	100	99,986
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	238	222,007
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	271	216,553
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	454	417,759
Sunnova Helios XII Issuer LLC, Series 2023-B, Class A, 5.30%, 8/22/50(1)	434	422,365
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	277	279,702
Sunnova Sol II Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	493	400,654
Sunnova Sol Issuer LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	91	78,367
Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	190	173,956
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	231	188,977
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	677	623,624
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	137	127,351
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	56	56,556
U.S. Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	350	316,673
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.75%, 2/20/28(1)	1	768
Vantage Data Centers LLC:
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	735	653,416
Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	205,964
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.871%, 5/15/54(1)	37	37,694
Vivint Solar Financing VII LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	345	296,763
Security	Principal Amount (000's omitted)*	Value
Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	193	$ 170,019
Total Asset-Backed Securities (identified cost $23,071,782)		$ 21,832,102

Collateralized Mortgage Obligations — 1.3%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd.:
Series 2021-3A, Class A2, 6.335%, (30-day SOFR Average + 1.00%), 9/25/31(1)(3)	$215	$ 214,624
Series 2021-3A, Class M1B, 6.735%, (30-day SOFR Average + 1.40%), 9/25/31(1)(3)	166	165,890
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(5)	382	348,111
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(5)	215	216,547
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(5)	296	300,958
Eagle Re Ltd., Series 2021-2, Class M1C, 8.785%, (30-day SOFR Average + 3.45%), 4/25/34(1)(3)	150	152,813
Federal Home Loan Mortgage Corp.:
Series 5324, Class MZ, 6.00%, 7/25/53	37	37,076
Series 5402, Class BZ, 6.00%, 4/25/54	15	15,699
Series 5413, Class MZ, 6.00%, 5/25/54	35	36,807
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-DNA3, Class B2, 13.60%, (30-day SOFR Average + 8.264%), 7/25/49(1)(3)	85	99,280
Series 2020-DNA6, Class B1, 8.335%, (30-day SOFR Average + 3.00%), 12/25/50(1)(3)	25	27,168
Series 2020-HQA2, Class B1, 9.55%, (30-day SOFR Average + 4.214%), 3/25/50(1)(3)	41	46,553
Series 2021-DNA2, Class B1, 8.735%, (30-day SOFR Average + 3.40%), 8/25/33(1)(3)	55	61,693
Series 2021-DNA2, Class B2, 11.335%, (30-day SOFR Average + 6.00%), 8/25/33(1)(3)	50	58,772
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(3)	8	7,751
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(3)	184	185,074
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C03, Class 2M2, 8.35%, (30-day SOFR Average + 3.014%), 7/25/24(3)	32	31,991
Series 2019-R01, Class 2B1, 9.80%, (30-day SOFR Average + 4.464%), 7/25/31(1)(3)	55	60,037
Series 2019-R03, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 9/25/31(1)(3)	49	52,747
Series 2019-R05, Class 1B1, 9.55%, (30-day SOFR Average + 4.214%), 7/25/39(1)(3)	64	67,305
Series 2019-R06, Class 2B1, 9.20%, (30-day SOFR Average + 3.864%), 9/25/39(1)(3)	284	296,541
Series 2019-R07, Class 1B1, 8.85%, (30-day SOFR Average + 3.514%), 10/25/39(1)(3)	104	108,861

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association Connecticut Avenue Securities: (continued)
Series 2020-R02, Class 2B1, 8.45%, (30-day SOFR Average + 3.114%), 1/25/40(1)(3)	$405	$ 418,273
Series 2021-R01, Class 1B2, 11.335%, (30-day SOFR Average + 6.00%), 10/25/41(1)(3)	143	150,969
Series 2021-R02, Class 2B1, 8.635%, (30-day SOFR Average + 3.30%), 11/25/41(1)(3)	12	12,738
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	163	167,918
Series 2023-84, Class MW, 6.00%, 6/20/53	171	175,894
Series 2023-98, Class BW, 6.00%, 7/20/53	25	25,755
Series 2023-99, Class AL, 6.00%, 7/20/53	25	25,714
Series 2024-44, Class LM, 6.00%, 3/20/54	98	100,664
Series 2024-46, Class AL, 6.00%, 3/20/54	24	24,643
Series 2024-59, Class LG, 6.00%, 4/20/54	630	663,122
Home Re Ltd.:
Series 2018-1, Class M2, 8.46%, (1 mo. SOFR + 3.114%), 10/25/28(1)(3)	63	63,524
Series 2021-1, Class M2, 8.30%, (30-day SOFR Average + 2.964%), 7/25/33(1)(3)	150	151,508
NYMT Loan Trust, Series 2024-BPL1, Class A1, 7.154% to 7/25/26, 2/25/29(1)(5)	100	100,595
PNMAC GMSR Issuer Trust, Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(3)	881	893,016
Total Collateralized Mortgage Obligations (identified cost $5,437,971)		$5,566,631

Commercial Mortgage-Backed Securities — 4.4%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.843%, 11/5/32(1)(2)	$695	$ 445,669
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(2)	325	128,908
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(2)	485	109,005
BPR Trust, Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(3)	295	296,512
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(3)	666	656,952
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(3)	204	199,925
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(3)	702	692,498
CSMC Trust:
Series 2021-BPNY, Class A, 9.158%, (1 mo. SOFR + 3.829%), 8/15/26(1)(3)	100	90,671
Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(3)	290	291,219
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(3)	397	395,479
Security	Principal Amount (000's omitted)	Value
Extended Stay America Trust: (continued)
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(3)	$545	$ 543,818
Series 2021-ESH, Class D, 7.694%, (1 mo. SOFR + 2.364%), 7/15/38(1)(3)	163	163,482
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,295,260
Series KG08, Class A2, 4.134%, 5/25/33(2)	1,499	1,425,726
Series KSG1, Class A2, 1.503%, 9/25/30	278	231,477
Series KW06, Class A2, 3.80%, 6/25/28(2)	530	511,025
Series W5FX, Class AFX, 3.336%, 4/25/28(2)	192	180,071
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.028%, 9/25/27(2)	457	431,831
Series 2018-M13, Class A2, 3.863%, 9/25/30(2)	1,292	1,226,482
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	385	367,511
Series 2019-M22, Class A2, 2.522%, 8/25/29	482	434,621
Series 2020-M1, Class A2, 2.444%, 10/25/29	963	857,694
Series 2023-M1S, Class A2, 4.651%, 4/25/33(2)	848	830,622
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M10, 8.70%, (30-day SOFR Average + 3.364%), 10/25/49(1)(3)	452	453,007
Series 2020-01, Class M10, 9.20%, (30-day SOFR Average + 3.864%), 3/25/50(1)(3)	515	518,607
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	262	271,991
Great Wolf Trust:
Series 2024-WLF2, Class A, 7.02%, (1 mo. SOFR + 1.691%), 5/15/41(1)(3)	441	441,512
Series 2024-WLF2, Class D, 8.268%, (1 mo. SOFR + 2.939%), 5/15/41(1)(3)	100	100,291
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.197%), 5/15/38(1)(3)	989	987,254
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.97%, (1 mo. SOFR + 1.642%), 6/15/41(1)(3)	275	274,136
Series 2024-DPLO, Class C, 7.869%, (1 mo. SOFR + 2.54%), 6/15/41(1)(3)	265	264,474
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	41,800
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(2)	100	6,570
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.261%, (1 mo. SOFR + 1.941%), 6/15/39(1)(3)	294	294,000
Med Trust:
Series 2021-MDLN, Class D, 7.444%, (1 mo. SOFR + 2.114%), 11/15/38(1)(3)	293	293,422
Series 2021-MDLN, Class E, 8.594%, (1 mo. SOFR + 3.264%), 11/15/38(1)(3)	219	219,186
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(3)	289	290,626
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.72%, (1 mo. SOFR + 1.392%), 5/15/39(1)(3)	421	419,561

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
TX Trust:
Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(3)	$430	$ 427,049
Series 2024-HOU, Class E, 9.706%, (1 mo. SOFR + 4.387%), 6/15/39(1)(3)	78	77,663
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	422	438,816
VMC Finance LLC:
Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(3)	234	229,509
Series 2021-HT1, Class B, 9.946%, (1 mo. SOFR + 4.614%), 1/18/37(1)(3)	753	738,189
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.88%, 8/10/31(1)(2)	450	281,250
Total Commercial Mortgage-Backed Securities (identified cost $20,655,452)		$ 18,875,371

Common Stocks — 63.8%

Security	Shares	Value
Aerospace & Defense — 0.7%
HEICO Corp.	13,600	$ 3,041,096
		$ 3,041,096
Biotechnology — 1.7%
AbbVie, Inc.	41,400	$ 7,100,928
		$ 7,100,928
Broadline Retail — 3.1%
Amazon.com, Inc.(6)	67,180	$ 12,982,535
		$ 12,982,535
Capital Markets — 3.5%
Intercontinental Exchange, Inc.	24,900	$3,408,561
S&P Global, Inc.	9,400	4,192,400
Stifel Financial Corp.	37,500	3,155,625
Tradeweb Markets, Inc., Class A	40,103	4,250,918
		$15,007,504
Chemicals — 0.6%
Linde PLC	5,900	$2,588,979
		$2,588,979
Commercial Services & Supplies — 1.3%
GFL Environmental, Inc.	73,600	$2,865,248
Waste Management, Inc.	13,316	2,840,835
		$5,706,083
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.(6)	47,800	$4,198,752
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.	103,500	$ 7,007,985
		$ 11,206,737
Containers & Packaging — 0.7%
AptarGroup, Inc.	21,639	$ 3,046,988
		$ 3,046,988
Electric Utilities — 1.0%
NextEra Energy, Inc.	59,600	$ 4,220,276
		$ 4,220,276
Electrical Equipment — 0.9%
AMETEK, Inc.	23,000	$3,834,330
		$3,834,330
Energy Equipment & Services — 1.5%
Baker Hughes Co.	174,800	$6,147,716
		$6,147,716
Entertainment — 1.2%
Netflix, Inc.(6)	5,900	$3,981,792
Spotify Technology SA(6)	3,700	1,161,023
		$5,142,815
Financial Services — 2.3%
Shift4 Payments, Inc., Class A(6)(7)	49,000	$3,594,150
Visa, Inc., Class A	23,700	6,220,539
		$9,814,689
Ground Transportation — 1.1%
Uber Technologies, Inc.(6)	65,300	$4,746,004
		$4,746,004
Health Care Equipment & Supplies — 0.9%
Intuitive Surgical, Inc.(6)	8,800	$3,914,680
		$3,914,680
Health Care Providers & Services — 1.1%
Elevance Health, Inc.	8,500	$4,605,810
		$4,605,810
Hotels, Restaurants & Leisure — 0.8%
Marriott International, Inc., Class A	13,300	$3,215,541
		$3,215,541
Insurance — 2.4%
Allstate Corp.	33,800	$5,396,508
W.R. Berkley Corp.	63,500	4,989,830
		$10,386,338

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 5.1%
Alphabet, Inc., Class A	37,700	$ 6,867,055
Alphabet, Inc., Class C	81,500	14,948,730
		$ 21,815,785
IT Services — 0.9%
Gartner, Inc.(6)	8,800	$ 3,951,728
		$ 3,951,728
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	7,018	$ 3,880,954
		$3,880,954
Machinery — 0.6%
Parker-Hannifin Corp.	5,000	$2,529,050
		$2,529,050
Media — 0.6%
Comcast Corp., Class A	60,400	$2,365,264
		$2,365,264
Pharmaceuticals — 2.3%
Eli Lilly & Co.	7,400	$6,699,812
Novo Nordisk AS ADR	20,000	2,854,800
		$9,554,612
Professional Services — 2.7%
Automatic Data Processing, Inc.	16,400	$3,914,516
Booz Allen Hamilton Holding Corp.	17,900	2,754,810
TransUnion	66,300	4,916,808
		$11,586,134
Real Estate Management & Development — 1.3%
CoStar Group, Inc.(6)	29,700	$2,201,958
FirstService Corp.	21,800	3,321,666
		$5,523,624
Semiconductors & Semiconductor Equipment — 8.2%
Analog Devices, Inc.	19,800	$4,519,548
Broadcom, Inc.	4,249	6,821,897
Lam Research Corp.	3,500	3,726,975
NVIDIA Corp.	158,600	19,593,444
		$34,661,864
Software — 7.1%
Fair Isaac Corp.(6)	2,763	$4,113,168
Microsoft Corp.	53,593	23,953,391
Palo Alto Networks, Inc.(6)	6,400	2,169,664
		$30,236,223
Security	Shares	Value
Specialty Retail — 1.5%
Burlington Stores, Inc.(6)	14,000	$ 3,360,000
TJX Cos., Inc.	28,800	3,170,880
		$ 6,530,880
Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	85,188	$ 17,942,297
		$ 17,942,297
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	20,600	$ 1,552,622
		$1,552,622
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	13,430	$2,366,097
		$2,366,097
Total Common Stocks (identified cost $151,610,040)		$271,206,183

Corporate Bonds — 12.3%

Security	Principal Amount* (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC:
6.55%, 11/15/30	285	$ 297,956
6.70%, 11/15/33	126	132,474
Compass Minerals International, Inc., 6.75%, 12/1/27(1)(7)	410	392,202
South32 Treasury Ltd., 4.35%, 4/14/32(1)	48	43,471
		$ 866,103
Communications — 0.5%
AT&T, Inc., 3.65%, 6/1/51	591	$ 417,780
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,153	846,657
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	44	44,323
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	325	313,954
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	300	281,286
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	185	137,101
SES SA, 5.30%, 4/4/43(1)	109	79,208
		$2,120,309
Consumer, Cyclical — 1.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	386	$382,926
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	150	148,211
4.75%, 10/20/28(1)	341	332,235

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Consumer, Cyclical (continued)
Ford Motor Co., 4.75%, 1/15/43	45	$ 36,421
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	265	263,082
7.122%, 11/7/33	159	168,108
7.35%, 11/4/27	356	371,120
7.35%, 3/6/30	518	548,484
General Motors Financial Co., Inc.:
5.60%, 6/18/31	315	312,752
5.80%, 1/7/29	170	171,576
5.95%, 4/4/34	400	400,499
Hyundai Capital America:
5.30%, 6/24/29(1)	385	383,030
5.40%, 6/24/31(1)	287	284,686
5.70%, 6/26/30(1)	40	40,548
6.20%, 9/21/30(1)	25	25,994
Lithia Motors, Inc.:
3.875%, 6/1/29(1)(7)	373	335,370
4.375%, 1/15/31(1)(7)	60	53,483
Sonic Automotive, Inc., 4.625%, 11/15/29(1)(7)	50	45,184
Tapestry, Inc.:
7.00%, 11/27/26	221	227,207
7.35%, 11/27/28	470	487,928
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	425	331,123
		$5,349,967
Consumer, Non-cyclical — 0.8%
AbbVie, Inc., 5.50%, 3/15/64	216	$213,402
Ashtead Capital, Inc.:
4.00%, 5/1/28(1)	200	189,059
4.25%, 11/1/29(1)	384	360,342
Bristol-Myers Squibb Co., 5.65%, 2/22/64	471	460,457
Centene Corp.:
2.50%, 3/1/31	250	205,357
3.375%, 2/15/30	199	176,784
4.25%, 12/15/27	257	245,593
Conservation Fund, 3.474%, 12/15/29	285	257,799
CVS Pass-Through Trust, 6.036%, 12/10/28	221	221,337
Doris Duke Charitable Foundation, 2.345%, 7/1/50	678	401,675
Ford Foundation, 2.415%, 6/1/50	435	261,634
LifePoint Health, Inc., 10.00%, 6/1/32(1)	50	51,183
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	323	258,782
3.00%, 10/15/30(1)	77	65,421
5.20%, 4/1/29(1)	45	43,678
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(1)(7)	40	39,140
		$3,451,643
Security	Principal Amount* (000’s omitted)		Value
Energy — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 1/15/26(1)(8)		76	$ 34,229
Raizen Fuels Finance SA, 6.45%, 3/5/34(1)		200	203,285
TerraForm Power Operating LLC:
4.75%, 1/15/30(1)		369	336,680
5.00%, 1/31/28(1)		460	439,833
			$ 1,014,027
Financial — 7.1%
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(9)		200	$ 198,777
Air Lease Corp., 5.20%, 7/15/31		395	386,138
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, 10/15/27(1)		60	59,236
Ally Financial, Inc.:
2.20%, 11/2/28(7)		444	384,643
4.70% to 5/15/26(9)(10)		135	119,221
6.848% to 1/3/29, 1/3/30(9)		72	74,011
8.00%, 11/1/31(7)		90	99,379
American Assets Trust LP, 3.375%, 2/1/31		84	68,871
American National Group LLC, 6.144%, 6/13/32(1)		70	67,190
Andrew W. Mellon Foundation, 0.947%, 8/1/27		335	298,741
Apollo Debt Solutions BDC, 6.90%, 4/13/29(1)		77	77,411
ASR Nederland NV, 7.00% to 9/7/33, 12/7/43(9)(11)	EUR	100	121,197
Banco Santander SA:
5.294%, 8/18/27		200	198,761
6.35%, 3/14/34		600	600,773
6.938%, 11/7/33		200	218,600
Bank of America Corp.:
2.456% to 10/22/24, 10/22/25(9)		475	470,104
3.419% to 12/20/27, 12/20/28(9)		860	808,926
3.824% to 1/20/27, 1/20/28(9)		581	560,128
5.468% to 1/23/34, 1/23/35(9)		217	216,860
5.933% to 9/15/26, 9/15/27(9)		370	374,068
BBVA Bancomer SA:
1.875%, 9/18/25(1)		262	250,153
5.125% to 1/18/28, 1/18/33(1)(9)		500	456,031
8.125% to 1/8/34, 1/8/39(1)(9)		451	457,015
Blackstone Private Credit Fund, 6.25%, 1/25/31(1)		85	84,562
Blue Owl Credit Income Corp., 6.65%, 3/15/31		85	83,124
BlueHub Loan Fund, Inc., 3.099%, 1/1/30		675	558,643
BNP Paribas SA:
7.75% to 8/16/29(1)(9)(10)		420	424,626
9.25% to 11/17/27(1)(9)(10)		200	212,567
Broadstone Net Lease LLC, 2.60%, 9/15/31		24	19,086
Brookfield Finance, Inc., 5.675%, 1/15/35		651	644,389
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(9)		643	679,397
Capital One Financial Corp., 4.20%, 10/29/25		190	186,165
Charles Schwab Corp., 6.136% to 8/24/33, 8/24/34(9)		630	656,291
CI Financial Corp., 3.20%, 12/17/30		489	385,650

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Citigroup, Inc., 4.00% to 12/10/25(9)(10)	310	$ 297,655
COPT Defense Properties LP, 2.90%, 12/1/33	546	430,266
Credit Agricole SA:
6.251% to 1/10/34, 1/10/35(1)(9)	688	692,581
6.316% to 10/3/28, 10/3/29(1)(9)	250	256,864
Enact Holdings, Inc., 6.25%, 5/28/29	660	660,464
EPR Properties:
3.60%, 11/15/31	160	133,473
3.75%, 8/15/29	521	464,757
4.95%, 4/15/28	469	449,176
Essent Group Ltd., 6.25%, 7/1/29(4)	280	279,961
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	877	726,223
6.75%, 3/15/54(1)	313	309,808
7.95%, 6/15/33(1)	217	238,387
7.95% to 7/15/29, 10/15/54(1)(7)(9)	374	376,885
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(4)	1,186	1,162,172
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)	156	147,249
3.75%, 9/15/30(1)(7)	108	94,300
6.00%, 4/15/25(1)	223	222,968
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	200	203,282
8.248% to 11/21/32, 11/21/33(1)(9)	488	538,534
Jefferies Financial Group, Inc., 6.20%, 4/14/34	590	597,892
JPMorgan Chase & Co.:
5.336% to 1/23/34, 1/23/35(9)	447	444,517
5.766% to 4/22/34, 4/22/35(9)	364	373,606
6.254% to 10/23/33, 10/23/34(9)	243	257,862
KeyBank NA, 5.85%, 11/15/27	750	747,774
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(9)	314	294,190
LPL Holdings, Inc., 4.00%, 3/15/29(1)	163	152,016
Newmark Group, Inc., 7.50%, 1/12/29(1)	108	111,114
Nuveen LLC, 5.85%, 4/15/34(1)	401	402,810
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(1)	105	111,043
Radian Group, Inc., 6.20%, 5/15/29	51	51,522
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 3.875%, 3/1/31(1)	557	485,862
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(9)	580	572,246
6.066% to 1/19/34, 1/19/35(1)(9)	200	198,138
8.50% to 3/25/34(1)(9)(10)	200	189,953
Stifel Financial Corp., 4.00%, 5/15/30	266	245,273
Swedbank AB:
5.407%, 3/14/29(1)	203	203,439
6.136%, 9/12/26(1)	437	444,588
Synchrony Bank, 5.40%, 8/22/25	362	359,395
Synchrony Financial, 4.50%, 7/23/25	450	442,606
Security	Principal Amount* (000’s omitted)	Value
Financial (continued)
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	250	$ 224,881
5.625%, 2/15/28	494	477,489
Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(9)	240	217,601
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	887	921,471
TPG Operating Group II LP, 5.875%, 3/5/34	495	497,291
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(9)	36	36,104
5.678% to 1/23/34, 1/23/35(9)	1,352	1,357,716
5.85% to 10/21/32, 10/21/33(9)	30	30,483
UBS Group AG, 4.375% to 2/10/31(1)(9)(10)	219	178,168
UniCredit SpA:
2.569% to 9/22/25, 9/22/26(1)(9)	430	412,560
5.459% to 6/30/30, 6/30/35(1)(9)	200	187,482
5.861% to 6/19/27, 6/19/32(1)(9)	200	195,322
Ventas Realty LP, 5.625%, 7/1/34	399	395,692
		$30,003,845
Government - Multinational — 1.2%
Asian Development Bank, 3.125%, 9/26/28	540	$512,300
European Investment Bank:
1.625%, 5/13/31	925	774,032
2.375%, 5/24/27	1,026	965,425
2.875%, 6/13/25(1)	1,892	1,852,771
International Bank for Reconstruction & Development, 3.125%, 11/20/25	1,200	1,170,212
		$5,274,740
Industrial — 0.2%
MasTec, Inc., 5.90%, 6/15/29	291	$292,458
Seaspan Corp., 5.50%, 8/1/29(1)	52	46,468
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)	290	288,627
Trivium Packaging Finance BV, 5.50%, 8/15/26(1)	346	339,379
		$966,932
Technology — 0.6%
Concentrix Corp., 6.60%, 8/2/28(7)	1,301	$1,317,307
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	85	86,010
Kyndryl Holdings, Inc.:
2.70%, 10/15/28(7)	42	37,355
3.15%, 10/15/31	246	206,106
6.35%, 2/20/34	442	449,226
Seagate HDD Cayman, 9.625%, 12/1/32	383	436,945
		$2,532,949
Utilities — 0.2%
Avangrid, Inc., 3.15%, 12/1/24	141	$139,467
Clearway Energy Operating LLC, 3.75%, 1/15/32(1)	176	149,922
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	214	189,285

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value
Utilities (continued)
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(1)	34	$ 33,787
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	343	317,823
		$ 830,284
Total Corporate Bonds (identified cost $54,361,005)		$ 52,410,799

Preferred Stocks — 0.1%

Security	Shares	Value
Real Estate Management & Development — 0.1%
Brookfield Property Partners LP:
Series A, 5.75%	13,079	$ 155,117
Series A2, 6.375%	12,000	157,800
		$ 312,917
Wireless Telecommunication Services — 0.0%(12)
U.S. Cellular Corp.:
5.50%(7)	9,547	$ 194,282
6.25%	841	18,796
		$213,078
Total Preferred Stocks (identified cost $902,815)		$525,995

Senior Floating-Rate Loans — 0.0%(12)(13)

Borrower/Description	Principal Amount (000's omitted)	Value
Paper and Forest Products — 0.0%(12)
Enviva Partners LP/Fin C:
DIP Loan, 4.00%, 12/13/24(14)	$13	$ 13,561
DIP Loan, 13.346%, (SOFR + 8.00%), 12/13/24	6	6,443
Term Loan, 13.297%, (SOFR + 8.00%), 12/13/24	8	9,664
Total Senior Floating-Rate Loans (identified cost $25,120)		$ 29,668

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/26	$1,526	$ 1,407,837
4.375%, 2/28/34	193	191,590
Total Sovereign Government Bonds (identified cost $1,702,914)		$ 1,599,427

Taxable Municipal Obligations — 1.0%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.3%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$435	$ 339,770
New York City, NY, 5.206%, 10/1/31(15)	470	469,774
San Francisco City and County, CA, (Social Bonds - Affordable Housing, 2016), 3.921%, 6/15/39	285	249,803
		$ 1,059,347
Special Tax Revenue — 0.5%
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.361%, 6/1/26	$405	$ 385,066
Social Bonds, 2.484%, 6/1/27	290	271,188
Social Bonds, 2.534%, 6/1/28	360	331,387
Social Bonds, 2.584%, 6/1/29	200	181,066
Social Bonds, 2.984%, 6/1/33	220	188,701
Connecticut, Special Tax Revenue, 5.459%, 11/1/30(15)	300	301,152
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue Bonds, 5.767%, 8/1/36(15)	545	553,480
		$2,212,040
Water and Sewer — 0.2%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$116,906
Narragansett Bay Commission, RI, Wastewater System Revenue:
Green Bonds, 2.094%, 9/1/30	170	146,613
Green Bonds, 2.184%, 9/1/31	140	118,439
Green Bonds, 2.264%, 9/1/32	125	103,824
Green Bonds, 2.344%, 9/1/33	135	110,063
San Diego County Water Authority, CA:
Green Bonds, 1.531%, 5/1/30	145	122,178
Green Bonds, 1.701%, 5/1/31	130	107,459
		$825,482
Total Taxable Municipal Obligations (identified cost $4,637,513)		$4,096,869

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

U.S. Government Agencies and Instrumentalities — 0.2%

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
2.668%, 8/1/24	$240	$ 239,438
3.435%, 8/1/34	220	193,014
3.485%, 8/1/35	125	108,881
3.585%, 8/1/37	225	193,761
U.S. International Development Finance Corp., 3.52%, 9/20/32	260	247,362
Total U.S. Government Agencies and Instrumentalities (identified cost $1,114,137)		$ 982,456

U.S. Government Agency Mortgage-Backed Securities — 9.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.50%, 3/1/48	$78	$ 70,216
6.50%, 8/1/53	916	934,901
6.00%, 6/1/53	72	72,110
Federal National Mortgage Association:
2.00%, 4/1/51	192	153,889
2.68%, 7/1/26	331	316,855
3.00%, 11/1/49	239	206,765
4.00%, with various maturities to 2048	475	441,670
5.50%, 7/1/53	961	948,729
7.00%, 6/1/53	99	104,060
Government National Mortgage Association:
2.50%, with various maturities to 2051	672	559,411
6.00%, with various maturities to 2053	301	304,116
6.50%, 6/20/53	324	332,978
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(16)	11,068	10,128,950
4.50%, 30-Year, TBA(16)	4,567	4,306,359
5.00%, 30-Year, TBA(16)	14,208	13,733,470
5.50%, 30-Year, TBA(16)	5,825	5,746,043
6.00%, 30-Year, TBA(16)	770	772,286
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $39,298,221)		$39,132,808

U.S. Treasury Obligations — 3.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$521	$ 266,717
1.875%, 2/15/41	481	329,306
1.875%, 2/15/51	186	108,657
1.875%, 11/15/51	368	213,670
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds: (continued)
2.00%, 11/15/41	$795	$ 546,469
2.00%, 8/15/51	338	203,117
2.25%, 2/15/52	523	333,269
2.375%, 2/15/42	7,519	5,475,947
2.875%, 5/15/52	275	201,599
3.00%, 5/15/47	13	9,947
3.00%, 8/15/52	127	95,567
3.125%, 5/15/48	52	40,449
3.625%, 2/15/53	292	248,462
3.625%, 5/15/53	207	176,184
3.875%, 2/15/43	327	295,680
3.875%, 5/15/43	43	38,810
4.00%, 11/15/42	43	39,639
4.00%, 11/15/52	278	253,311
4.25%, 2/15/54	185	176,198
4.50%, 2/15/44	148	145,225
4.625%, 5/15/44(7)	112	111,807
5.375%, 2/15/31	73	77,682
6.25%, 5/15/30	13	14,269
U.S. Treasury Notes:
0.375%, 12/31/25	475	444,264
1.00%, 7/31/28	30	26,210
1.25%, 3/31/28	581	517,533
1.25%, 4/30/28	1,022	908,203
1.25%, 6/30/28	303	268,119
1.375%, 10/31/28	202	178,155
1.875%, 2/15/32	185	155,328
2.875%, 4/30/29	12	11,224
3.125%, 8/31/27	1,146	1,099,668
3.375%, 5/15/33	156	144,605
3.50%, 1/31/28	631	611,195
3.625%, 5/15/26	23	22,534
3.625%, 5/31/28	75	72,872
3.75%, 12/31/28	27	26,316
3.875%, 8/15/33	78	75,057
4.00%, 2/15/34	30	29,126
4.125%, 7/31/28	60	59,373
4.125%, 11/15/32	43	42,284
4.375%, 8/31/28	196	195,793
4.50%, 11/15/33	39	39,369
4.625%, 6/30/25	900	895,684
4.625%, 9/15/26	42	41,951
4.875%, 5/31/26	819	820,728
Total U.S. Treasury Obligations (identified cost $17,808,371)		$16,087,572

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 3.9%
Affiliated Fund — 2.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(17)	11,087,612	$ 11,087,612
Total Affiliated Fund (identified cost $11,087,612)		$ 11,087,612

Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(18)	3,948,189	$ 3,948,189
Total Securities Lending Collateral (identified cost $3,948,189)		$ 3,948,189
U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 8/13/24	$1,400	$ 1,391,243
Total U.S. Treasury Obligations (identified cost $1,391,225)		$ 1,391,243
Total Short-Term Investments (identified cost $16,427,026)		$ 16,427,044
Total Investments — 105.5% (identified cost $337,052,367)		$448,772,925
Less Unfunded Loan Commitments — (0.0)%(12)		$ (13,284)

Net Investments — 105.5% (identified cost $337,039,083)	$448,759,641

Other Assets, Less Liabilities — (5.5)%	$(23,283,684)
Net Assets — 100.0%	$425,475,957

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $57,052,168 or 13.4% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(4)	When-issued security.
(5)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(6)	Non-income producing security.
(7)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $4,764,702.
(8)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2024, the aggregate value of these securities is $121,197 or less than 0.05% of the Fund's net assets.
(12)	Amount is less than 0.05% or (0.05)%, as applicable.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2024, the total value of unfunded loan commitments is $13,561. See Note 1F for description.
(15)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(16)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(18)	Represents investment of cash collateral received in connection with securities lending.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	97,444	CAD	133,500	BNP Paribas	7/24/24	$ —	$(190)
USD	113,335	EUR	105,556	UBS AG	7/24/24	174	—
						$174	$(190)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	128	Long	9/30/24	$26,140,000	$57,875
U.S. 5-Year Treasury Note	88	Long	9/30/24	9,378,875	26,423
U.S. 10-Year Treasury Note	15	Long	9/19/24	1,649,766	11,064
U.S. Long Treasury Bond	32	Long	9/19/24	3,786,000	77,815
U.S. Ultra-Long Treasury Bond	12	Long	9/19/24	1,504,125	41,044
U.S. 10-Year Treasury Note	(2)	Short	9/19/24	(219,969)	(1,002)
U.S. Ultra 10-Year Treasury Note	(56)	Short	9/19/24	(6,357,750)	(32,177)
U.S. Ultra-Long Treasury Bond	(4)	Short	9/19/24	(501,375)	(12,566)
					$168,476

Abbreviations:
ADR	– American Depositary Receipt
DIP	– Debtor In Possession
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $325,951,471) - including $4,764,702 of securities on loan	$437,672,029
Investments in securities of affiliated issuers, at value (identified cost $11,087,612)	11,087,612
Receivable for open forward foreign currency exchange contracts	174
Cash denominated in foreign currency, at value (cost $121)	121
Deposits at broker for futures contracts	633,000
Receivable for investments sold	15,268,217
Receivable for capital shares sold	221,238
Dividends and interest receivable	1,268,284
Dividends receivable - affiliated	33,677
Securities lending income receivable	757
Tax reclaims receivable	26,799
Directors' deferred compensation plan	74,860
Total assets	$466,286,768
Liabilities
Payable for variation margin on open futures contracts	$45,668
Payable for open forward foreign currency exchange contracts	190
Due to custodian	28,416
Payable for investments purchased	9,507
Payable for when-issued/delayed delivery/forward commitment securities	36,202,458
Payable for capital shares redeemed	170,848
Deposits for securities loaned	3,948,189
Payable to affiliates:
Investment advisory fee	141,189
Administrative fee	41,589
Distribution fees	4,258
Sub-transfer agency fee	489
Directors' deferred compensation plan	74,860
Accrued expenses	143,150
Total liabilities	$40,810,811
Net Assets	$425,475,957
Sources of Net Assets
Paid-in capital	$286,141,470
Distributable earnings	139,334,487
Net Assets	$425,475,957
Class I Shares
Net Assets	$404,447,700
Shares Outstanding	151,919,328
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.66
Class F Shares
Net Assets	$21,028,257
Shares Outstanding	7,977,962
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$2.64

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $3,965)	$1,169,435
Dividend income - affiliated issuers	202,691
Interest income	3,521,852
Interest income - affiliated issuers	20,257
Securities lending income, net	3,408
Total investment income	$4,917,643
Expenses
Investment advisory fee	$834,447
Administrative fee	244,229
Distribution fees:
Class F	24,127
Directors' fees and expenses	11,217
Custodian fees	12,154
Transfer agency fees and expenses	59,996
Accounting fees	70,136
Professional fees	32,344
Reports to shareholders	25,642
Miscellaneous	13,429
Total expenses	$1,327,721
Waiver and/or reimbursement of expenses by affiliates	$(5,791)
Net expenses	$1,321,930
Net investment income	$3,595,713
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$10,637,407
Investment securities - affiliated issuers	2,838
Futures contracts	(180,783)
Foreign currency transactions	707
Forward foreign currency exchange contracts	1,021
Net realized gain	$10,461,190
Change in unrealized appreciation (depreciation):
Investment securities	$34,466,576
Investment securities - affiliated issuers	14,963
Futures contracts	(712,139)
Foreign currency	(62)
Forward foreign currency exchange contracts	5,919
Net change in unrealized appreciation (depreciation)	$33,775,257
Net realized and unrealized gain	$44,236,447
Net increase in net assets from operations	$47,832,160

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,595,713	$7,287,773
Net realized gain	10,461,190	6,433,267
Net change in unrealized appreciation (depreciation)	33,775,257	45,295,559
Net increase in net assets from operations	$47,832,160	$59,016,599
Distributions to shareholders:
Class I	$ —	$(7,236,515)
Class F	—	(346,178)
Total distributions to shareholders	$ —	$(7,582,693)
Capital share transactions:
Class I	$(20,849,917)	$(23,660,538)
Class F	1,184,921	2,249,415
Net decrease in net assets from capital share transactions	$(19,664,996)	$(21,411,123)
Net increase in net assets	$28,167,164	$30,022,783
Net Assets
At beginning of period	$397,308,793	$367,286,010
At end of period	$425,475,957	$397,308,793

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Financial Highlights

	Class I
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$2.37	$2.07	$2.78	$2.52	$2.29	$1.94
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.04	$0.04	$0.03	$0.03	$0.04
Net realized and unrealized gain (loss)	0.27	0.31	(0.48)	0.34	0.31	0.43
Total income (loss) from operations	$0.29	$0.35	$(0.44)	$0.37	$0.34	$0.47
Less Distributions
From net investment income	$ —	$(0.04)	$(0.03)	$(0.03)	$(0.04)	$(0.04)
From net realized gain	—	(0.01)	(0.24)	(0.08)	(0.07)	(0.08)
Total distributions	$ —	$(0.05)	$(0.27)	$(0.11)	$(0.11)	$(0.12)
Net asset value — End of period	$2.66	$2.37	$2.07	$2.78	$2.52	$2.29
Total Return(2)	12.24%(3)	16.82%	(15.41)%	15.12%	15.26%	24.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$404,448	$379,730	$354,044	$445,917	$408,223	$362,392
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.64%(5)	0.65%	0.64%	0.63%	0.63%	0.62%
Net expenses	0.64%(5)(6)	0.65%(6)	0.64%(6)	0.63%	0.63%	0.62%
Net investment income	1.78%(5)	1.92%	1.55%	1.04%	1.39%	1.68%
Portfolio Turnover	74%(3)(7)	119%(7)	84%(7)	93%(7)	104%(7)	70%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Financial Highlights — continued

	Class F
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$2.35	$2.06	$2.77	$2.52	$2.30	$1.95
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.04	$0.03	$0.02	$0.03	$0.03
Net realized and unrealized gain (loss)	0.27	0.30	(0.47)	0.34	0.30	0.44
Total income (loss) from operations	$0.29	$0.34	$(0.44)	$0.36	$0.33	$0.47
Less Distributions
From net investment income	$ —	$(0.04)	$(0.03)	$(0.03)	$(0.04)	$(0.04)
From net realized gain	—	(0.01)	(0.24)	(0.08)	(0.07)	(0.08)
Total distributions	$ —	$(0.05)	$(0.27)	$(0.11)	$(0.11)	$(0.12)
Net asset value — End of period	$2.64	$2.35	$2.06	$2.77	$2.52	$2.30
Total Return(2)	12.34%(3)	16.42%	(15.47)%	14.72%	14.76%	24.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,028	$17,579	$13,242	$13,003	$7,896	$5,023
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.89%(5)	0.90%	0.89%	0.88%	0.88%	0.86%
Net expenses	0.89%(5)(6)	0.90%(6)	0.89%(6)	0.88%	0.88%	0.86%
Net investment income	1.53%(5)	1.67%	1.31%	0.79%	1.13%	1.44%
Portfolio Turnover	74%(3)(7)	119%(7)	84%(7)	93%(7)	104%(7)	70%(7)

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
(7)	Includes the effect of To-Be-Announced (TBA) transactions.

See Notes to Financial Statements.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$21,832,102	$ —	$21,832,102
Collateralized Mortgage Obligations	—	5,566,631	—	5,566,631
Commercial Mortgage-Backed Securities	—	18,875,371	—	18,875,371
Common Stocks	271,206,183(1)	—	—	271,206,183
Corporate Bonds	—	52,410,799	—	52,410,799
Preferred Stocks	525,995	—	—	525,995
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	16,384	—	16,384
Sovereign Government Bonds	—	1,599,427	—	1,599,427
Taxable Municipal Obligations	—	4,096,869	—	4,096,869
U.S. Government Agencies and Instrumentalities	—	982,456	—	982,456
U.S. Government Agency Mortgage-Backed Securities	—	39,132,808	—	39,132,808
U.S. Treasury Obligations	—	16,087,572	—	16,087,572
Short-Term Investments:
Affiliated Fund	11,087,612	—	—	11,087,612
Securities Lending Collateral	3,948,189	—	—	3,948,189
U.S. Treasury Obligations	—	1,391,243	—	1,391,243
Total Investments	$286,767,979	$161,991,662	$ —	$448,759,641
Forward Foreign Currency Exchange Contracts	$ —	$174	$ —	$174
Futures Contracts	214,221	—	—	214,221
Total	$286,982,200	$161,991,836	$ —	$448,974,036
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(190)	$ —	$(190)
Futures Contracts	(45,745)	—	—	(45,745)
Total	$(45,745)	$(190)	$ —	$(45,935)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

includes amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Senior Floating-Rate Loans— The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.
F  Unfunded Loan Commitments— The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.
G  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
H  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
I  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
J  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

L  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
M  When-Issued Securities and Delayed Delivery Transactions— The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
N  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $500 million	0.410%
Over $500 million up to and including $1 billion	0.360%
Over $1 billion	0.325%
For the six months ended June 30, 2024, the investment advisory fee amounted to $834,447 or 0.41% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $5,791 relating to the Fund's investment in the Liquidity Fund.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $244,229.
The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution fee of 0.25% per annum of its average daily net assets attributable to Class F shares for the sale and distribution of Class F shares. Distribution fees paid or accrued for the six months ended June 30, 2024 amounted to $24,127 for Class F shares.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $442 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $58,808, and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $76,130,822 and $95,264,127, respectively. Purchases and sales of U.S. government and agency securities, including paydowns and TBA transactions, were $235,350,976 and $234,173,535, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$337,611,933
Gross unrealized appreciation	$121,018,523
Gross unrealized depreciation	(9,702,355)
Net unrealized appreciation	$111,316,168
6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2024 is included in the Schedule of Investments. At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Foreign Exchange Risk: During the six months ended June 30, 2024, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
Interest Rate Risk: During the six months ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At June 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $190. At June 30, 2024, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At June 30, 2024, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$174	$(190)
Interest rate	Futures contracts	Distributable earnings	214,221(1)	(45,745)(1)
Total			$214,395	$(45,935)
Derivatives not subject to master netting agreements			$214,221	$(45,745)
Total Derivatives subject to master netting agreements			$174	$(190)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of June 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
UBS AG	$174	$ —	$ —	$ —	$174

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
BNP Paribas	$(190)	$ —	$ —	$ —	$(190)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2024 was as follows:
Statement of Operations Caption	Foreign exchange	Interest rate	Total
Net realized gain (loss):
Forward foreign currency exchange contracts	$1,021	$ —	$1,021
Futures contracts	—	(180,783)	(180,783)
Total	$1,021	$(180,783)	$(179,762)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$5,919	$ —	$5,919
Futures contracts	—	(712,139)	(712,139)
Total	$5,919	$(712,139)	$(706,220)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended June 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*
$34,090,000	$5,878,000	$212,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
7  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan, including accrued interest, was $4,777,811 and the total value of collateral received was $4,921,705, comprised of cash of $3,948,189 and U.S. government and/or agencies securities of $973,516.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,835,225	$ —	$ —	$ —	$2,835,225
Corporate Bonds	992,430	—	—	—	992,430
Preferred Stocks	7,310	—	—	—	7,310
U.S. Treasury Obligations	113,224	—	—	—	113,224
Total	$3,948,189	$ —	$ —	$ —	$3,948,189
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
9  Affiliated Investments
At June 30, 2024, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $11,087,612, which represents 2.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust:
Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 400,116	$ —	$ (408,506)	$ —	$ 8,390	$ —	$ 11,224	$ —
Series 2019-BPR, Class B, 8.018%, (1 mo. SOFR + 2.692%), 5/15/36	181,503	—	(187,000)	2,838	2,621	—	5,667	—
Series 2019-BPR, Class C, 8.968%, (1 mo. SOFR + 3.642%), 5/15/36	96,048	—	(100,000)	—	3,952	—	3,366	—
Short-Term Investments
Liquidity Fund	12,445,046	49,729,548	(51,086,982)	—	—	11,087,612	202,691	11,087,612
Total				$2,838	$14,963	$11,087,612	$222,948

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

10  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	3,579,521	$8,959,831	7,134,330	$15,738,473
Reinvestment of distributions	—	—	3,304,345	7,236,515
Shares redeemed	(11,919,781)	(29,809,748)	(21,053,089)	(46,635,526)
Net decrease	(8,340,260)	$(20,849,917)	(10,614,414)	$(23,660,538)
Class F
Shares sold	994,041	$2,437,966	2,410,539	$5,259,134
Reinvestment of distributions	—	—	159,529	346,178
Shares redeemed	(499,726)	(1,253,045)	(1,515,013)	(3,355,897)
Net increase	494,315	$1,184,921	1,055,055	$2,249,415
At June 30, 2024, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 71.4%.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Balanced Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its blended benchmark. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended December 31, 2023. It also indicated that the Fund had outperformed its blended benchmark for the one-, three- and five-year periods ended December 31, 2023. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its blended benchmark.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) and the Fund’s total expenses were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.

Calvert
VP SRI Balanced Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.

CVPSBI-NCSR 6.30.24

Calvert
VP SRI Mid Cap Portfolio
Semi-Annual Financial Statements and
Additional Information
June 30, 2024

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information June 30, 2024
Calvert
VP SRI Mid Cap Portfolio

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Schedule of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value
Automobile Components — 2.4%
Dorman Products, Inc.(1)	6,512	$ 595,718
		$ 595,718
Banks — 2.3%
Commerce Bancshares, Inc.	5,538	$ 308,910
First Financial Bankshares, Inc.	8,485	250,562
		$ 559,472
Biotechnology — 0.6%
Neurocrine Biosciences, Inc.(1)	1,089	$ 149,923
		$149,923
Building Products — 1.9%
AZEK Co., Inc.(1)	11,166	$470,424
		$470,424
Capital Markets — 4.4%
LPL Financial Holdings, Inc.	1,393	$389,065
Tradeweb Markets, Inc., Class A	6,567	696,102
		$1,085,167
Chemicals — 2.0%
Quaker Chemical Corp.	2,899	$491,960
		$491,960
Commercial Services & Supplies — 4.6%
Copart, Inc.(1)	10,870	$588,719
Rentokil Initial PLC ADR(2)	18,819	557,984
		$1,146,703
Communications Equipment — 3.1%
Motorola Solutions, Inc.	1,972	$761,291
		$761,291
Consumer Staples Distribution & Retail — 2.6%
Casey's General Stores, Inc.	595	$227,028
U.S. Foods Holding Corp.(1)	7,757	410,966
		$637,994
Containers & Packaging — 3.2%
AptarGroup, Inc.	5,636	$793,605
		$793,605
Electric Utilities — 2.6%
Alliant Energy Corp.	12,917	$657,475
		$657,475
Security	Shares	Value
Electrical Equipment — 2.5%
AMETEK, Inc.	3,789	$ 631,664
		$ 631,664
Electronic Equipment, Instruments & Components — 2.0%
TE Connectivity Ltd.	3,236	$ 486,791
		$ 486,791
Food Products — 1.1%
Lamb Weston Holdings, Inc.	3,211	$ 269,981
		$ 269,981
Ground Transportation — 1.1%
Landstar System, Inc.	1,423	$262,515
		$262,515
Health Care Equipment & Supplies — 6.2%
Cooper Cos., Inc.	6,267	$547,109
IDEXX Laboratories, Inc.(1)	1,053	513,022
Teleflex, Inc.	2,292	482,076
		$1,542,207
Hotels, Restaurants & Leisure — 7.3%
Aramark	19,774	$672,711
Choice Hotels International, Inc.	2,189	260,491
Domino's Pizza, Inc.	535	276,237
Wyndham Hotels & Resorts, Inc.	8,188	605,912
		$1,815,351
Household Durables — 1.0%
NVR, Inc.(1)	34	$258,011
		$258,011
Household Products — 1.5%
Church & Dwight Co., Inc.	3,592	$372,419
		$372,419
Industrial REITs — 1.5%
Rexford Industrial Realty, Inc.	8,438	$376,250
		$376,250
Insurance — 7.9%
American Financial Group, Inc.	2,952	$363,155
Arch Capital Group Ltd.(1)	3,574	360,581
Kinsale Capital Group, Inc.	650	250,432
Ryan Specialty Holdings, Inc.	4,549	263,432
W.R. Berkley Corp.	3,158	248,156
White Mountains Insurance Group Ltd.	265	481,624
		$1,967,380

1
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 2.5%
VeriSign, Inc.(1)	3,443	$ 612,165
		$ 612,165
Life Sciences Tools & Services — 1.1%
Avantor, Inc.(1)	12,901	$ 273,501
		$ 273,501
Machinery — 4.2%
Graco, Inc.	4,841	$ 383,795
Middleby Corp.(1)	2,857	350,297
Nordson Corp.	1,327	307,784
		$1,041,876
Multi-Utilities — 2.7%
CMS Energy Corp.	11,306	$673,046
		$673,046
Pharmaceuticals — 1.6%
Royalty Pharma PLC, Class A	14,738	$388,641
		$388,641
Professional Services — 2.0%
Dayforce, Inc.(1)(2)	4,302	$213,379
Verisk Analytics, Inc.	1,070	288,419
		$501,798
Residential REITs — 4.2%
Equity LifeStyle Properties, Inc.	9,709	$632,347
Mid-America Apartment Communities, Inc.	2,921	416,564
		$1,048,911
Semiconductors & Semiconductor Equipment — 3.7%
Microchip Technology, Inc.	4,984	$456,036
ON Semiconductor Corp.(1)	3,972	272,280
Teradyne, Inc.	1,254	185,956
		$914,272
Software — 3.7%
Fair Isaac Corp.(1)	220	$327,505
Tyler Technologies, Inc.(1)	1,187	596,800
		$924,305
Specialized REITs — 2.5%
Lamar Advertising Co., Class A	5,252	$627,772
		$627,772
Specialty Retail — 4.5%
Burlington Stores, Inc.(1)	1,573	$377,520
Five Below, Inc.(1)	1,217	132,616
Security	Shares	Value
Specialty Retail (continued)
O'Reilly Automotive, Inc.(1)	564	$ 595,618
		$ 1,105,754
Trading Companies & Distributors — 3.4%
Core & Main, Inc., Class A(1)	12,158	$ 595,013
United Rentals, Inc.	396	256,105
		$ 851,118
Total Common Stocks (identified cost $20,438,834)		$24,295,460

Short-Term Investments — 4.3%
Affiliated Fund — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(3)	525,250	$ 525,250
Total Affiliated Fund (identified cost $525,250)		$ 525,250
Securities Lending Collateral — 2.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(4)	536,526	$ 536,526
Total Securities Lending Collateral (identified cost $536,526)		$ 536,526
Total Short-Term Investments (identified cost $1,061,776)		$ 1,061,776
Total Investments — 102.2% (identified cost $21,500,610)		$25,357,236
Other Assets, Less Liabilities — (2.2)%		$ (547,799)
Net Assets — 100.0%		$24,809,437

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $763,576.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(4)	Represents investment of cash collateral received in connection with securities lending.

2
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
3
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Statement of Assets and Liabilities (Unaudited)

June 30, 2024
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $20,975,360) - including $763,576 of securities on loan	$24,831,986
Investments in securities of affiliated issuers, at value (identified cost $525,250)	525,250
Receivable for capital shares sold	18,059
Dividends receivable	13,198
Dividends receivable - affiliated	2,619
Securities lending income receivable	135
Receivable from affiliates	5,333
Directors' deferred compensation plan	8,695
Total assets	$25,405,275
Liabilities
Due to custodian	$1,579
Payable for capital shares redeemed	9,957
Deposits for securities loaned	536,526
Payable to affiliates:
Investment advisory fee	13,183
Administrative fee	2,447
Sub-transfer agency fee	176
Directors' deferred compensation plan	8,695
Accrued expenses	23,275
Total liabilities	$595,838
Net Assets	$24,809,437
Sources of Net Assets
Paid-in capital	$20,118,300
Distributable earnings	4,691,137
Net Assets	$24,809,437

Net Assets	$24,809,437
Shares Outstanding	944,468
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$26.27
4
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2024
Investment Income
Dividend income	$149,602
Dividend income - affiliated issuers	14,371
Securities lending income, net	378
Total investment income	$164,351
Expenses
Investment advisory fee	$82,618
Administrative fee	15,253
Directors' fees and expenses	685
Custodian fees	1,020
Transfer agency fees and expenses	7,050
Accounting fees	4,414
Professional fees	20,280
Reports to shareholders	2,628
Miscellaneous	2,775
Total expenses	$136,723
Waiver and/or reimbursement of expenses by affiliates	$(11,296)
Net expenses	$125,427
Net investment income	$38,924
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$500,344
Net realized gain	$500,344
Change in unrealized appreciation (depreciation):
Investment securities	$251,622
Net change in unrealized appreciation (depreciation)	$251,622
Net realized and unrealized gain	$751,966
Net increase in net assets from operations	$790,890
5
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$38,924	$54,738
Net realized gain	500,344	259,631
Net change in unrealized appreciation (depreciation)	251,622	2,527,732
Net increase in net assets from operations	$790,890	$2,842,101
Distributions to shareholders	$ —	$(48,109)
Net decrease in net assets from capital share transactions	$(1,818,274)	$(3,035,191)
Net decrease in net assets	$(1,027,384)	$(241,199)
Net Assets
At beginning of period	$25,836,821	$26,078,020
At end of period	$24,809,437	$25,836,821
6
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Financial Highlights

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$25.47	$22.86	$37.47	$34.10	$32.89	$27.48
Income (Loss) From Operations
Net investment income (loss)(1)	$0.04	$0.05	$0.07	$(0.03)	$0.08	$0.14
Net realized and unrealized gain (loss)	0.76	2.61	(8.03)	5.07	3.63	8.21
Total income (loss) from operations	$0.80	$2.66	$(7.96)	$5.04	$3.71	$8.35
Less Distributions
From net investment income	$ —	$(0.05)	$ —	$(0.07)	$(0.14)	$(0.15)
From net realized gain	—	—	(6.65)	(1.60)	(2.36)	(2.79)
Total distributions	$ —	$(0.05)	$(6.65)	$(1.67)	$(2.50)	$(2.94)
Net asset value — End of period	$26.27	$25.47	$22.86	$37.47	$34.10	$32.89
Total Return(2)	3.14%(3)	11.64%	(19.49)%	15.03%	12.24%	31.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,809	$25,837	$26,078	$36,972	$35,873	$36,066
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.08%(5)	1.04%	1.03%	0.96%	0.99%	1.00%
Net expenses	0.99%(5)(6)	0.99%(6)	0.99%(6)	0.96%	0.99%	0.99%
Net investment income (loss)	0.31%(5)	0.21%	0.24%	(0.09)%	0.26%	0.44%
Portfolio Turnover	20%(3)	31%	91%	74%	82%	72%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2024 and the years ended December 31, 2023 and 2022).
7
See Notes to Financial Statements.

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert VP SRI Mid Cap Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.
Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
8

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,295,460(1)	$ —	$ —	$24,295,460
Short-Term Investments:
Affiliated Fund	525,250	—	—	525,250
Securities Lending Collateral	536,526	—	—	536,526
Total Investments	$25,357,236	$ —	$ —	$25,357,236

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to June 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, the investment advisory fee amounted to $82,618.
9

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2024, the investment advisory fee paid was reduced by $408 relating to the Fund's investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.99% of the Fund’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after May 1, 2025. For the six months ended June 30, 2024, CRM waived or reimbursed expenses of $10,888.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets and is payable monthly. For the six months ended June 30, 2024, CRM was paid administrative fees of $15,253.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended June 30, 2024, sub-transfer agency fees and expenses incurred to EVM amounted to $162 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $225,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $40,000 annual fee, Committee chairs receive an additional $15,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Shareholder Servicing Plan
The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the six months ended June 30, 2024, expenses incurred under the Servicing Plan amounted to $6,606 and are included in transfer agency fees and expenses on the Statement of Operations.
4  Investment Activity
During the six months ended June 30, 2024, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $5,072,524 and $7,151,653, respectively.
5  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$21,501,697
Gross unrealized appreciation	$4,795,100
Gross unrealized depreciation	(939,561)
Net unrealized appreciation	$3,855,539
10

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At June 30, 2024, the total value of securities on loan was $763,576 and the total value of collateral received was $790,959, comprised of cash of $536,526 and U.S. government and/or agencies securities of $254,433.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2024.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$536,526	$ —	$ —	$ —	$536,526
The carrying amount of the liability for deposits for securities loaned at June 30, 2024 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at June 30, 2024.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended June 30, 2024.
8  Affiliated Investments
At June 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $525,250, which represents 2.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$252,706	$3,098,701	$(2,826,157)	$ —	$ —	$525,250	$14,371	525,250
11

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Notes to Financial Statements (Unaudited) — continued

9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 1,000,000,000 common shares, $0.01 par value.
Transactions in capital shares were as follows:
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares sold	21,310	$551,964	34,380	$822,053
Reinvestment of distributions	—	—	2,064	48,109
Shares redeemed	(91,259)	(2,370,238)	(162,830)	(3,905,353)
Net decrease	(69,949)	$(1,818,274)	(126,386)	$(3,035,191)
At June 30, 2024, separate accounts of four insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 85.7%.
12

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At an in-person meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on June 10-11, 2024, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more affiliated underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•	A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices;
•	For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•	Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•	Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•	Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•	Reports detailing the financial results and condition of CRM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•	A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
13

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Other Relevant Information
•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•	The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular video conferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more affiliated underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert VP SRI Mid Cap Portfolio (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended December 31, 2023. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one-, three- and five-year periods ended December 31, 2023. The Board took into account management’s discussion of the Fund’s performance, noting that a new portfolio management team had assumed responsibility for the day-to-day management of the Fund in the latter half of 2022. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (referred to collectively as “management fees”) were below the median of the Fund’s expense group and the Fund’s total expenses were above the median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
14

Calvert
VP SRI Mid Cap Portfolio
June 30, 2024
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels was not necessary at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
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CVPSMC-NCSR 6.30.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Variable Series, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	August 22, 2024

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date:	August 22, 2024